Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 29, 2024	Jun. 30, 2016	Nov. 30, 2024	Jun. 30, 2026	Jun. 30, 2017	Nov. 30, 2025	Jun. 30, 2018	Jun. 30, 2026	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000249214
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value	$ 10,000		$ 11,360			$ 11,800		$ 14,167
C000120605
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		$ 10,000			$ 10,799		$ 11,921		$ 12,665	$ 13,079	$ 16,371	$ 15,677	$ 16,694	$ 19,426	$ 21,461	$ 23,665
C000120608
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,572			10,311		11,353		12,026	12,399	15,475	14,780	15,697	18,226	20,079	22,080
C000120609
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			10,694		11,694		12,291	12,568	15,573	14,766	15,576	17,932	19,619	21,412
C000120610
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			10,807		11,938		12,680	13,108	16,407	15,715	16,743	19,484	21,539	23,752
C000028524
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			12,855		17,460		19,310	22,319	33,529	20,800	24,147	26,152	28,632	38,596
C000028521
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,574			12,280		16,635		18,352	21,158	31,704	19,617	22,717	24,544	26,806	36,045
C000028523
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			12,733		17,120		18,747	21,451	31,906	19,596	22,520	24,145	26,173	34,931
C000028527
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			12,863		17,468		19,319	22,329	33,537	20,811	24,178	26,189	28,642	38,607
C000159958
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000			12,877		17,501		19,373	22,413	33,695	20,925	24,324	26,376	28,874	38,958
C000141795
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			12,357		13,961		12,934	10,421	18,475	15,497	16,130	17,606	18,447	24,879
C000141790
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,571			11,798		13,283		12,278	9,872	17,460	14,611	15,162	16,516	17,254	23,221
C000141791
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			12,224		13,672		12,535	9,996	17,560	14,602	15,041	16,256	16,870	22,519
C000133671
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			12,626		14,228		17,496	18,735	27,199	22,428	25,461	29,428	32,326	30,942
C000133672
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,574			12,057		13,551		16,623	17,759	25,713	21,149	23,952	27,614	30,258	28,886
C000133673
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			12,503		13,949		16,982	18,003	25,873	21,124	23,735	27,162	29,543	27,995
C000133674
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			12,627		14,231		17,503	18,745	27,192	22,409	25,425	29,371	32,231	30,829
C000133677
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000			12,629		14,234		17,509	18,757	27,233	22,462	25,504	29,487	32,392	31,010
C000141783
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			12,512		14,215		14,643	15,684	20,993	13,565	15,349	14,837	16,511	15,898
C000141785
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,570			11,947		13,551		13,920	14,860	19,843	12,801	14,449	13,922	15,457	14,852
C000141786
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			12,384		13,940		14,219	15,068	19,978	12,781	14,311	13,691	15,083	14,380
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000		11,888			13,671		15,076
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790		13,484		14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index (net)
Accumulated Value		10,000			12,045		12,922		13,088	12,460	16,910	13,626	15,359	17,144	20,182	25,764
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index (net)
Accumulated Value		10,000			12,045		12,922		13,088	12,460	16,910	13,626	15,359	17,144	20,182	25,764
Alliance Bernstein Index: MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index (net)
Accumulated Value		10,000			12,045		12,922		13,088	12,460	16,910	13,626	15,359	17,144	20,182	25,764
Alliance Bernstein Index:Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index
Accumulated Value	$ 10,000		$ 11,699			$ 12,034		$ 14,158
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Accumulated Value		10,000			12,440		15,160		15,086	15,610	23,628	15,729	18,644	20,347	22,326	30,976
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Accumulated Value		10,000			12,440		15,160		15,086	15,610	23,628	15,729	18,644	20,347	22,326	30,976
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Accumulated Value		10,000			12,440		15,160		15,086	15,610	23,628	15,729	18,644	20,347	22,326	30,976
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Accumulated Value		10,000			12,440		15,160		15,086	15,610	23,628	15,729	18,644	20,347	22,326	30,976
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index
Accumulated Value		10,000			12,440		15,160		15,086	15,610	23,628	15,729	18,644	20,347	22,326	30,976
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value		10,000			12,486		14,121		13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value		10,000			12,486		14,121		13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value		10,000			12,486		14,121		13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			12,027		12,850		12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Alliance Bernstein Index: MSCI ACWI ex US Growth (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex US Growth (net)
Accumulated Value		10,000			11,738		12,900		13,240	14,008	18,725	13,894	15,737	17,292	19,739	24,140
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			12,027		12,850		12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Alliance Bernstein Index: MSCI ACWI ex US Growth (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex US Growth (net)
Accumulated Value		10,000			11,738		12,900		13,240	14,008	18,725	13,894	15,737	17,292	19,739	24,140
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			12,027		12,850		12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Alliance Bernstein Index: MSCI ACWI ex US Growth (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex US Growth (net)
Accumulated Value		$ 10,000			$ 11,738		$ 12,900		$ 13,240	$ 14,008	$ 18,725	$ 13,894	$ 15,737	$ 17,292	$ 19,739	$ 24,140